Other Information - Summary of Exchange Rates Used to Convert the Financial Statements of Foreign Operations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Europe [member] | Bulgaria, Leva
Disclosure of Additional Information [Line Items]
Year-end exchange rates	1.95580	1.95580	1.95580
Average exchange rates for the year	1.95580	1.95580	1.95580
Europe [member] | Czech Republic, Koruny
Disclosure of Additional Information [Line Items]
Year-end exchange rates	25.53500	27.02100	27.02300
Average exchange rates for the year	26.32656	27.03443	27.28277
Europe [member] | Switzerland, Francs
Disclosure of Additional Information [Line Items]
Year-end exchange rates	1.17020	1.07390	1.08350
Average exchange rates for the year	1.11171	1.09004	1.06813
Europe [member] | Turkey, New Lira
Disclosure of Additional Information [Line Items]
Year-end exchange rates	4.54640	3.70720	3.17650
Average exchange rates for the year	4.12109	3.34284	3.02349
Europe [member] | GBP [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	0.88723	0.85618	0.73395
Average exchange rates for the year	0.87640	0.81905	0.72612
Europe [member] | Romania, New Lei
Disclosure of Additional Information [Line Items]
Year-end exchange rates	4.65850	4.53900	4.52400
Average exchange rates for the year	4.56884	4.49053	4.44555
Europe [member] | Russia, Rubles
Disclosure of Additional Information [Line Items]
Year-end exchange rates	69.39200	64.30000	80.67400
Average exchange rates for the year	65.90160	74.15831	68.03509
North America [member] | USD [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	1.19930	1.05410	1.08870
Average exchange rates for the year	1.12946	1.10666	1.10970
Latin America [member] | Venezuelan bolívar fuerte
Disclosure of Additional Information [Line Items]
Year-end exchange rates	16.19055	14.23035	14.69745
Average exchange rates for the year	15.18018	14.90133	13.71398
Latin America [member] | Bolivia, Bolivianos
Disclosure of Additional Information [Line Items]
Year-end exchange rates	8.28720	7.28383	7.52292
Average exchange rates for the year	7.80453	7.64702	7.66808
Latin America [member] | Peru, Nuevos Soles
Disclosure of Additional Information [Line Items]
Year-end exchange rates	3.88540	3.54020	3.70833
Average exchange rates for the year	3.68247	3.73505	3.53192
Latin America [member] | Argentina, Pesos
Disclosure of Additional Information [Line Items]
Year-end exchange rates	22.93100	16.74880	14.09720
Average exchange rates for the year	18.73314	16.33204	10.26890
Latin America [member] | Chile, Pesos
Disclosure of Additional Information [Line Items]
Year-end exchange rates	737.29000	704.94500	772.71300
Average exchange rates for the year	732.28973	748.49536	726.01073
Latin America [member] | Colombia, Pesos
Disclosure of Additional Information [Line Items]
Year-end exchange rates	3,580.19000	3,169.49000	3,456.01000
Average exchange rates for the year	3,334.88410	3,376.68116	3,046.29559
Latin America [member] | BRL [member]
Disclosure of Additional Information [Line Items]
Year-end exchange rates	3.96728	3.43542	4.25116
Average exchange rates for the year	3.60584	3.85935	3.69727
Other Countries [member] | Israel, New Shekels
Disclosure of Additional Information [Line Items]
Year-end exchange rates	4.16350	4.04770	4.24810
Average exchange rates for the year	4.06091	4.24812	4.31323